CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 27,742	$ 48,688
Restricted cash	249,812	142,027
Term deposit	286	303
Accounts and bills receivable, net of allowance for doubtful accounts of $20,057 and $22,593 in 2010 and 2011, respectively	260,139	199,970
Advances to suppliers	19,229	17,123
Inventories, net	242,240	240,713
Prepaid lease payments for land use rights, current	761	766
Income taxes receivable	763	1,080
Prepaid expenses and other current assets	40,336	33,506
Amounts due from related parties	148	799
Assets held for sale	20,314
Deferred income tax assets	4,792	7,460
Total current assets	866,562	692,435
Property, plant and equipment, net	653,783	536,942
Intangible assets, net	108	244
Goodwill		428
Prepaid lease payments for land use rights, non-current	32,957	33,752
Deposits for acquisition of property, plant and equipment	4,070	60,882
Equity-method investment	817	787
Deferred income tax assets, non-current	12,819	5,592
Total assets	1,571,116	1,331,062
Current liabilities:
Accounts payable	307,740	176,379
Advances from customers	6,825	5,432
Amounts due to related parties	17,939	11,070
Accrued expenses and other current liabilities	88,377	86,761
Income taxes payable	424	733
Borrowings - due within one year	773,541	596,546
Product warranty	2,595	1,035
Liabilities held for sale	47,559
Total current liabilities	1,245,000	877,956
Borrowings - due after one year	79,354	135,896
Deferred income tax liabilities, non-current	2,617	2,616
Unrecognized tax benefits	12,763	11,819
Total liabilities	1,339,734	1,028,287
WSP Holdings Limited shareholders' equity:
Share capital (Ordinary shares $0.0001 par value, 500,000,000 shares authorized, 204,375,226 shares issued and outstanding as of December 31, 2010 and 2011, see Note 19)	20	20
Additional paid-in capital	255,312	255,312
Statutory non-distributable reserves	37,119	37,119
Retained earnings	(98,691)	(30,211)
Accumulated other comprehensive income	40,113	34,791
Total WSP Holdings Limited shareholders' equity	233,873	297,031
Non-controlling interests	(2,491)	5,744
Total equity	231,382	302,775
Total liabilities and equity	$ 1,571,116	$ 1,331,062